Exhibit 99.1

World Omni Auto Receivables Trust 2021-D
Monthly Servicer Certificate
March 31, 2024

Dates Covered
Collections Period	03/01/24 - 03/31/24
Interest Accrual Period	03/15/24 - 04/14/24
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/29/24	394,902,169.52	25,645
Yield Supplement Overcollateralization Amount 02/29/24	5,848,679.40	0
Receivables Balance 02/29/24	400,750,848.92	25,645
Principal Payments	17,585,904.09	410
Defaulted Receivables	305,808.58	14
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/24	5,397,898.44	0
Pool Balance at 03/31/24	377,461,237.81	25,221

Pool Statistics	$ Amount	# of Accounts
Pool Factor	32.34%
Prepayment ABS Speed	1.12%
Aggregate Starting Principal Balance	1,183,996,579.97	40,585

Delinquent Receivables:
Past Due 31-60 days	6,931,504.57	335
Past Due 61-90 days	2,070,312.40	92
Past Due 91-120 days	224,136.46	14
Past Due 121+ days	0.00	0
Total	9,225,953.43	441

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.41%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.60%
Delinquency Trigger Occurred	NO

Recoveries	479,455.09
Aggregate Net Losses/(Gains) - March 2024	(173,646.51)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.52%
Prior Net Losses/(Gains) Ratio	0.86%
Second Prior Net Losses/(Gains) Ratio	0.51%
Third Prior Net Losses/(Gains) Ratio	0.71%
Four Month Average	0.39%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.44%

Overcollateralization Target Amount	5,755,408.97
Actual Overcollateralization	5,755,408.97
Weighted Average Contract Rate	3.96%
Weighted Average Contract Rate, Yield Adjusted	5.17%
Weighted Average Remaining Term	34.59

Flow of Funds	$ Amount
Collections	19,305,549.44
Investment Earnings on Cash Accounts	15,555.71
Servicing Fee	(333,959.04)
Transfer to Collection Account	-
Available Funds	18,987,146.11

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	257,095.73
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	43,738.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	24,753.67
(7) Noteholders' Third Priority Principal Distributable Amount	11,685,522.74
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,755,408.97
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,220,627.00

Total Distributions of Available Funds	18,987,146.11

Servicing Fee	333,959.04
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,096,400,000.00
Original Class B	34,530,000.00
Original Class C	17,270,000.00

Total Class A, B, & C
Note Balance @ 03/15/24	389,146,760.55
Principal Paid	17,440,931.71
Note Balance @ 04/15/24	371,705,828.84

Class A-1
Note Balance @ 03/15/24	0.00
Principal Paid	0.00
Note Balance @ 04/15/24	0.00
Note Factor @ 04/15/24	0.0000000%

Class A-2
Note Balance @ 03/15/24	0.00
Principal Paid	0.00
Note Balance @ 04/15/24	0.00
Note Factor @ 04/15/24	0.0000000%

Class A-3
Note Balance @ 03/15/24	215,746,760.55
Principal Paid	17,440,931.71
Note Balance @ 04/15/24	198,305,828.84
Note Factor @ 04/15/24	51.1889078%

Class A-4
Note Balance @ 03/15/24	121,600,000.00
Principal Paid	0.00
Note Balance @ 04/15/24	121,600,000.00
Note Factor @ 04/15/24	100.0000000%

Class B
Note Balance @ 03/15/24	34,530,000.00
Principal Paid	0.00
Note Balance @ 04/15/24	34,530,000.00
Note Factor @ 04/15/24	100.0000000%

Class C
Note Balance @ 03/15/24	17,270,000.00
Principal Paid	0.00
Note Balance @ 04/15/24	17,270,000.00
Note Factor @ 04/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	325,587.40
Total Principal Paid	17,440,931.71
Total Paid	17,766,519.11

Class A-1
Coupon	0.11772%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.81000%
Interest Paid	145,629.06
Principal Paid	17,440,931.71
Total Paid to A-3 Holders	17,586,560.77

Class A-4
Coupon	1.10000%
Interest Paid	111,466.67
Principal Paid	0.00
Total Paid to A-4 Holders	111,466.67

Class B
Coupon	1.52000%
Interest Paid	43,738.00
Principal Paid	0.00
Total Paid to B Holders	43,738.00

Class C
Coupon	1.72000%
Interest Paid	24,753.67
Principal Paid	0.00
Total Paid to C Holders	24,753.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2835633
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.1898029
Total Distribution Amount	15.4733662

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3759139
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	45.0204742
Total A-3 Distribution Amount	45.3963881

A-4 Interest Distribution Amount	0.9166667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.9166667

B Interest Distribution Amount	1.2666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2666667

C Interest Distribution Amount	1.4333335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.4333335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	670.01
Noteholders' Principal Distributable Amount	329.99

Account Balances	$ Amount
Reserve Account
Balance as of 03/15/24	2,877,704.48
Investment Earnings	12,818.75
Investment Earnings Paid	(12,818.75)
Deposit/(Withdrawal)	-
Balance as of 04/15/24	2,877,704.48
Change	-

Required Reserve Amount	2,877,704.48

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,980,689.05	$2,520,340.48	$3,231,950.70
Number of Extensions	97	121	148
Ratio of extensions to Beginning of Period Receivables Balance	0.49%	0.60%	0.74%